Loan Payable to Third Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Loan Payable to Third Parties
Loan payable to third parties (i)	$ 0	$ 1,027,734
Loan payable to third party (ii)	2,199,860	2,223,000
Total	$ 2,199,860	$ 3,250,734